Commitments and contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

(a)	Concentrations of credit risk
The Company attempts to limit its credit exposure by purchasing high quality fixed income investments to maintain a minimum weighted-average portfolio credit rating of A+. In addition, the portfolio limits the amount of “risk assets,” such as non-investment grade debt and equity securities, to a maximum of 35% of shareholders’ equity. The Company also limits its exposure to any single issuer to 3.5% of its investment portfolio or less, excluding government and agency securities, depending on the credit rating of the issuer. With the exception of the Company's bank loan portfolio, which represents 6.1% of the Company's total investments as at December 31, 2014, and certain capital securities issued by investment grade corporations, the minimum credit rating of any security purchased is Baa3/BBB-. In total, investments in below investment grade securities are limited to no more than 10% of the Company's investment portfolio. Excluding bank loans, 2.8% of the portfolio had a split rating below Baa3/BBB- as at December 31, 2014. The Company did not have an aggregate exposure to any single issuer of more than 1.0% of its investment portfolio, other than with respect to government and agency securities as at December 31, 2014.
The Company underwrites a significant amount of its reinsurance business through three particular brokers as set out below. There is credit risk associated with payments of insurance and reinsurance balances to the Company if these brokers are unable to fulfill their contractual obligations. These companies are large, well established, and there are no indications they are financially distressed. There were no other brokers or parties insured or reinsured that accounted for more than 10% of gross premiums written for the periods mentioned.
The following table shows the percentage of gross premiums written by broker for the years ended December 31, 2014, 2013 and 2012:

	Years Ended
	December 31, 2014	December 31, 2013	December 31, 2012
Marsh & McLennan	28.5%	21.8%	30.1%
Aon Benfield Group Ltd.	20.1%	27.7%	24.2%
Willis Group Holdings Ltd.	18.0%	19.4%	16.4%

(b)	Employment agreements
The Company has entered into employment agreements with certain individuals that provide for executive benefits and severance payments under certain circumstances.

(c)	Operating leases
The Company leases office space and office equipment under operating leases. Total rent expense with respect to these operating leases for the year ended December 31, 2014 was approximately $10,540 (2013: $10,214, 2012: $7,670). Future minimum lease commitments are as follows:

2015	$11,094
2016	8,616
2017	7,514
2018	7,350
2019	7,130
2020 and thereafter	23,784
$65,488

(d)	Funds at Lloyd’s
The amounts provided under the Talbot FAL Facility would become a liability of the Company in the event of Syndicate 1183 declaring a loss at a level which would call on this arrangement.
Talbot operates in Lloyd’s through a corporate member, Talbot 2002 Underwriting Capital Ltd (“T02”), which is the sole participant in Syndicate 1183. Lloyd’s sets T02’s required capital annually based on Syndicate 1183’s business plan, rating environment and reserving environment together with input arising from Lloyd’s discussions with, inter alia, regulatory and rating agencies. Such capital, called Funds at Lloyd’s (“FAL”), comprises: cash, investments and undrawn letters of credit provided by various banks.
The amounts of cash, investments and letters of credit provided for each year of account as follows:

	2015 Underwriting Year	2014 Underwriting Year	2013 Underwriting Year
Talbot FAL facility	$25,000	$25,000	$25,000
Group funds	570,100	450,000	403,700
Total	$595,100	$475,000	$428,700

The amounts which are provided as FAL are not available for distribution to the Company for the payment of dividends. Talbot’s corporate member may also be required to maintain funds under the control of Lloyd’s in excess of its capital requirement and such funds also may not be available for distribution to the Company for the payment of dividends. See Note 7 (d) for investments pledged as collateral.

(e)	Lloyd’s Central Fund
Whenever a member of Lloyd’s is unable to pay its debts to policyholders, such debts may be payable by the Lloyd’s Central Fund. If Lloyd’s determines that the Central Fund needs to be increased, it has the power to assess premium levies on current Lloyd’s members up to 3% of a member’s underwriting capacity in any one year. The Company does not believe that any assessment is likely in the foreseeable future and has not provided any allowance for such an assessment. However, based on the Company’s 2015 estimated premium income at Lloyd’s of £625,000, the December 31, 2014 exchange rate of £1 equals $1.5578 and assuming the maximum 3% assessment, the maximum the Company could be assessed as a levy would be approximately $29,209.

(f)	Investment in affiliate commitments
As discussed in Note 9 "Investments in affiliates," on December 20, 2011 the Company entered into an Assignment and Assumption Agreement with Aquiline Capital Partners LLC, pursuant to which it assumed total capital commitments of $50,000. This interest is governed by the terms of an Amended and Restated Exempted Limited Partnership Agreement dated as of January 9, 2013. The Company’s remaining commitment at December 31, 2014 was $7,500 (December 31, 2013: $17,890).
On October 2, 2014, the Company assumed an additional investment in Aquiline Capital Partners II GP (Offshore) Ltd. as part of the Western World acquisition representing a total capital commitment of $10,000. This interest is governed by the terms of an Amended and Restated Exempted Limited Partnership Agreement dated as of January 9, 2013. The Company's remaining capital commitment at December 31, 2014 was $1,499.
On November 7, 2014 the Company entered into a Subscription Agreement with Aquiline Capital Partners III GP (Offshore) Ltd., pursuant to which it assumed total capital commitments of $100,000 in respect of Limited Partnership Interests in Aquiline Financial Services Fund III L.P. (the "Fund"). The Limited Partnership Interests are governed by the terms of the Aquiline III Limited Partnership Agreement dated November 7, 2014. The Company’s remaining commitment at December 31, 2014 was $100,000.
On December 29, 2014, the Company entered into an agreement with AlphaCat 2015 pursuant to which it assumed total capital commitments of $28,000. The Company’s remaining commitment at December 31, 2014 was $2,400.
On December 29, 2014, the Company entered into an agreement with an AlphaCat ILS fund pursuant to which it assumed total capital commitments of $20,000. The Company’s remaining commitment at December 31, 2014 was $8,000.

(g)	Fixed maturity commitment
As at December 31, 2014, the Company had an outstanding commitment to participate in certain revolver loan facilities through participation agreements with an established loan originator. The undrawn amount under the revolver facility participations as at December 31, 2014 was $7,539.

(h)	Other investment commitments
At December 31, 2014, the Company had capital commitments in other investments of $153,000 (December 31, 2013: $30,000). The Company's remaining commitment to these investments at December 31, 2014 was $83,712 (December 31, 2013: $5,045).

(i)	Multi-Beneficiary Reinsurance Trusts
In December 2014, the Company established a MBRT to collateralize its (re)insurance liabilities associated with and for the benefit of U.S. domiciled cedants, and was approved as a trusteed reinsurer in the State of New Jersey. As a result, cedants domiciled in that state will receive automatic credit in their regulatory filings for the reinsurance provided prospectively by the Company.

(j)	Structured settlements
As at December 31, 2014, the Company is contingently liable for the present value of amounts not yet due under annuities purchased by Western World where the claimant is the payee for the amount of $3,412.

(k)	Income tax examinations
The Company has open examinations by the U.K. HM Revenue and Customs for the tax year 2012 and by the New York State Department of Taxation and Finance for tax years 2011 to 2013. The Company believes that these examinations will be concluded within the next 36 months. For further details refer to Note 20 "Income taxes" to the Consolidated Financial Statements.